Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 2,193,020,000	$ 5,653,450,000	$ 259,280,000	$ 13,480,000	$ 28,520,000	$ 8,147,750,000